Employee Severance Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 10	$ 15	$ 23
South Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	6	9	19
Continental Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	1	3	1
Americas [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 3	$ 3	$ 3